Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash flows		€ (518)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	€ 1,078
Financial liabilities, class [member]
Disclosure of financial assets [line items]
Cash flows		166
Other		(16)
Financial liabilities, class [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	930
Acquisition	194
Other	67
Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of financial assets [line items]
Other		22
Perpetual bonds redeemable for shares, financial liabilities [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	(443)
Other	31
Bonds, financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows		(460)
Bonds, financial liabilities [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	1,136
Acquisition	5
Other	(95)
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of financial assets [line items]
Cash flows		294
Other		11
Bank loans and from development organizations and multilateral lending institutions [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	613
Acquisition	14
Other	56
Finance lease liabilities [member]
Disclosure of financial assets [line items]
Cash flows		(96)
Other		45
Finance lease liabilities [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	(123)
Acquisition	2
Other	135
Cash collateral received [member]
Disclosure of financial assets [line items]
Cash flows		(520)
Cash collateral received [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	61
NEU commercial papers [member]
Disclosure of financial assets [line items]
Cash flows		818
NEU commercial papers [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	(243)
Other	1
IFRS Bank Overdrafts [Member]
Disclosure of financial assets [line items]
Cash flows		(66)
IFRS Bank Overdrafts [Member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	82
Acquisition	38
Other financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows		196
Other		9
Other financial liabilities [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	(153)
Acquisition	135
Other	(61)
Derivatives [member]
Disclosure of financial assets [line items]
Cash flows		(66)
Other		11
Derivatives [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Cash flows	8
Other	62
Cash collateral paid [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(695)	(77)
Cash flows		(618)
Balance at end of period		(695)
Cash collateral paid [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(695)
Cash flows	140
Balance at end of period	€ (555)	€ (695)